Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities [Abstract]
Other Financial Liabilities

31. Other financial liabilities

Current and non-current other financial liabilities consist of the following:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
Embedded derivative	609	0	0	0
Other sundry financial liabilities	432	167	90	249
Total	1,041	167	90	249

The embedded derivative relates to the loan agreement dated April 25, 2023 (refer to Note 30 and Note 35).